ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
ACCRUED LIABILITIES AND OTHER PAYABLES
Accrued professional service fees	$ 445,025	$ 537,315
Insurance premiums payable	31,575	506,047
Interest payable - third party and related party	10,616	1,560
Working capital borrowings from employees	235,723	332,571
Expenses paid by third parties on the Company's behalf		178,339
Other	59,360	7,688
Accrued liabilities and other payables	$ 782,299	$ 1,563,520